                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-3984

                      (Investment Company Act File Number)

                      Federated International Series, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 11/30/04

              Date of Reporting Period: Fiscal year ended 11/30/04

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated International Bond Fund

Established 1991

A Portfolio of Federated International Series, Inc.

14TH ANNUAL SHAREHOLDER REPORT

November 30, 2004

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$11.76	$10.06	$ 8.97		$8.63	$9.68
Income From Investment Operation:
Net investment income	0.27 [1]	0.31 [1]	0.30	[1,2]	0.34 [1]	0.43 [1]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	1.36	1.93	0.79	[2]	--	(1.30)
TOTAL FROM INVESTMENT OPERATIONS	1.63	2.24	1.09		0.34	(0.87)
Less Distributions:
Distributions from net investment income	(0.76)	(0.54)	--		--	(0.02)
Distribution from paid-in capital [3]	--	--	--		--	(0.16)
TOTAL FROM DISTRIBUTIONS	(0.76)	(0.54)	--		--	(0.18)
Net Asset Value, End of Period	$12.63	$11.76	$10.06		$8.97	$8.63
Total Return [4]	14.59%	23.25%	12.15%		3.94%	(9.15)%

Ratios to Average Net Assets:
Expenses	0.90%	1.25%	1.73%		1.58%	1.55%
Net investment income	2.36%	2.80%	3.27	% [2]	3.85%	4.68%
Expense waiver/reimbursement [5]	0.78%	0.64%	0.55%		0.38%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$101,956	$88,753	$33,663		$63,587	$72,867
Portfolio turnover	80%	126%	208%		436%	116%

1 Based on average of shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain (loss) per share by $0.03, and decrease the ratio of net investment income to average net assets from 3.61% to 3.27%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$11.51	$ 9.86	$8.86		$8.58	$9.66
Income From Investment Operations:
Net investment income	0.19 [1]	0.23 [1]	0.24	[1,2]	0.28 [1]	0.35 [1]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	1.32	1.90	0.76	[2]	--	(1.29)
TOTAL FROM INVESTMENT OPERATIONS	1.51	2.13	1.00		0.28	(0.94)
Less Distributions:
Distributions from net investment income	(0.70)	(0.48)	--		--	(0.01)
Distribution from paid-in capital [3]	--	--	--		--	(0.13)
TOTAL FROM DISTRIBUTIONS	(0.70)	(0.48)	--		--	(0.14)
Net Asset Value, End of Period	$12.32	$11.51	$9.86		$8.86	$8.58
Total Return [4]	13.80%	22.43%	11.29%		3.26%	(9.84)%

Ratios to Average Net Assets:
Expenses	1.62%	1.97%	2.45%		2.30%	2.27%
Net investment income	1.64%	2.09%	2.58	% [2]	3.14%	3.90%
Expense waiver/reimbursement [5]	0.56%	0.42%	0.33%		0.16%	--
Supplemental Data:
Net assets, end of period (000 omitted)	$17,727	$16,051	$9,433		$6,952	$7,678
Portfolio turnover	80%	126%	208%		436%	116%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain (loss) per share by $0.03, and decrease the ratio of net investment income to average net assets from 2.92% to 2.58%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$11.50	$ 9.86	$8.86		$8.58	$9.67
Income From Investment Operations:
Net investment income	0.18 [1]	0.23 [1]	0.24	[1,2]	0.28 [1]	0.35 [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.32	1.90	0.76	[2]	--	(1.29)
TOTAL FROM INVESTMENT OPERATIONS	1.50	2.13	1.00		0.28	(0.94)
Less Distributions:
Distributions from net investment income	(0.71)	(0.49)	--		--	(0.02)
Distribution from paid-in capital [3]	--	--	--		--	(0.13)
TOTAL FROM DISTRIBUTIONS	(0.71)	(0.49)	--		--	(0.15)
Net Asset Value, End of Period	$12.29	$11.50	$9.86		$8.86	$8.58
Total Return [4]	13.74%	22.51%	11.29%		3.26%	(9.91)%

Ratios to Average Net Assets:
Expenses	1.62%	1.97%	2.45%		2.30%	2.27%
Net investment income	1.64%	2.10%	2.57	% [2]	3.14%	3.91%
Expense waiver/reimbursement [5]	0.56%	0.42%	0.33%		0.16%	--
Supplemental Data:
Net assets, end of period (000 omitted)	$36,885	$23,051	$5,841		$2,675	$2,720
Portfolio turnover	80%	126%	208%		436%	116%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain (loss) per share by $0.03, and decrease the ratio of net investment income to average net assets from 2.91% to 2.57%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2004	Ending Account Value 11/30/2004	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,113.80	$4.76
Class B Shares	$1,000	$1,109.90	$8.55
Class C Shares	$1,000	$1,110.20	$8.55
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.50	$4.55
Class B Shares	$1,000	$1,016.90	$8.17
Class C Shares	$1,000	$1,016.90	$8.17

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	0.90%
Class B Shares	1.62%
Class C Shares	1.62%

Management's Discussion of Fund Performance

From December 1, 2003, through November 30, 2004, Federated International Bond Fund's total returns, based on net asset value, were 14.59% for Class A Shares, 13.80% for Class B Shares, and 13.74% for Class C Shares. 1 The fund's performance underperformed the index's performance, J.P. Morgan Global (ex-U.S.) Government Bond Index 2 (JPMGXUS), which had a total return of 15.28% during the reporting period. The fund's total return for the most recently completed fiscal year reflected cash flows, transaction costs, and other expenses which were not reflected in the total return of the JPMGXUS.

Three main factors materially affected the fund's performance during the 12-month reporting period. First, the U.S. dollar depreciated relative to the currencies in which the fund's investments were denominated (the "Portfolio Currencies"). 3 As a result, the value of the fund's non-U.S. dollar denominated portfolio holdings increased. Since one of our main investment strategies is to generally not hedge the fund's currency exposure back into U.S. dollars (in other words, we do not attempt to fully insulate the Fund's investment returns from the influence of currency fluctuations on the value of the fund's non-U.S. dollar denominated portfolio holdings), the fund benefited greatly from the depreciation of the U.S. dollar and appreciation of the Portfolio Currencies. This accounted for approximately two-thirds of total performance for the fund. A separate, but related factor, is that with the exception of Japanese local bond market returns, the foreign bond markets that comprise the JPMGXUS significantly outperformed the U.S. bond market in local currency, as well as on a U.S. dollar, basis.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less that their original cost. Total returns based on offering price (i.e., less any applicable sales charge) for Class A, Class B, and Class C Shares were 9.47%, 8.30%, and 11.57%, respectively. Current performance is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

2 The J.P. Morgan Global (ex-U.S.) Government Bond Index is the standard unmanaged foreign securities index representing major government bond markets. Investments cannot be made in an index.

3 International investing involves special risks including currency risks, increased volatility of foreign securities and differences in auditing and other financial standards.

The second factor that contributed to the fund's performance was an overall decline in long-term interest rates in almost all the foreign bond markets in which the fund was invested. This caused the value of the portfolio holdings to increase (since generally the value of a bond is inversely related to movements in interest rates). The fund's approximate average duration of five years also contributed to the fund's performance. 4

Finally, the fund had exposure to investment-grade corporate bonds which tended to outperform government bonds. As yields declined, market participants purchased these corporate bonds for their higher yields, creating a technical demand rally in this asset class. In addition to earning higher yields on corporate bonds relative to equivalent term (maturity) government bonds, the value of foreign corporate bonds appreciated more (or decreased less, depending upon the particular foreign market) than the value of the equivalent term government bonds.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400.

4 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated International Bond Fund (Class A Shares) (the "Fund") from November 30, 1994 to November 30, 2004, compared to the J.P. Morgan Global (ex-U.S.) Government Index (JPMGXUS). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2004
1 Year	9.47%
5 Years	7.38%
10 Years	6.03%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 4.50% ..

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The JPMGXUS has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The JPMGXUS is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund is not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated International Bond Fund (Class B Shares) (the "Fund") from November 30, 1994 to November 30, 2004 compared to the J.P. Morgan Global (ex-U.S.) Government Index (JPMGXUS). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2004
1 Year	8.30%
5 Years	7.32%
10 Years	5.91%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The JPMGXUS has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The JPMGXUS is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund is not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated International Bond Fund (Class C Shares) (the "Fund") from November 30, 1994 to November 30, 2004, compared to the J.P. Morgan Global (ex-U.S.) Government Index (JPMGXUS). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2004
1 Year	11.57%
5 Years	7.38%
10 Years	5.64%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and the maximum contingent deferred sales charge of 1.00%.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The JPMGXUS has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The JPMGXUS is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund is not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments Summary Tables

At November 30, 2004, the Fund's credit quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets		Moody's Long-Term Ratings as Percentage of Total Net Assets
AAA	58.9%	Aaa	58.0%
AA	16.3%	Aa	12.3%
A	5.6%	A	7.5%
BBB	16.2%	Baa	12.5%
Not Rated by S&P 2	0.0%	Not Rated by Moody's 2	6.7%
Cash Equivalents [3]	0.8%	Cash Equivalents [3]	0.8%
Other Assets and Liabilities - Net [4]	2.2%	Other Asset and Liabilities - Net [4]	2.2%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by a different NRSRO than the ones identified have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the long-term, credit-quality ratings as assigned only by the NRSRO identified in each table.

2 Holdings that are rated only by a different NRSRO than the one identified have been included in this category.

3 Cash equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.

4 See Statement of Assets and Liabilities.

At November 30, 2004, the Fund's issuer country and currency exposure 5 were as follows:

Country	Country Exposure as a Percentage of Total Net Assets	Currency Exposure as a Percentage of Total Net Assets
Germany	19.8%	0.0%
United States [6]	15.4%	0.0%
Italy	8.5%	0.0%
United Kingdom	7.2%	5.1%
Netherlands	7.1%	0.0%
France	6.8%	0.0%
Austria	5.2%	0.0%
Luxembourg	4.4%	0.0%
Spain	3.1%	0.0%
Canada	2.9%	1.0%
Finland	3.0%	0.0%
Australia	2.8%	2.8%
Norway	2.6%	0.0%
Ireland	2.2%	0.0%
Japan	2.0%	31.8%
Mexico	1.2%	1.2%
Cayman Islands	1.1%	0.0%
Denmark	0.9%	0.9%
Sweden	0.8%	0.8%
Euro	0.0%	53.4%
Cash Equivalents [3]	0.8%	0.8%
Other Assets and Liabilities--Net [4]	2.2%	2.2%
TOTAL	100.0%	100.0%

5 This table depicts the Fund's exposure to various countries and currencies through its investment in foreign fixed-income securities (includes fixed-income securities issued by foreign governments and corporations). With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company (the "Issuer") is incorporated. However, the Fund's adviser may allocate the Issuer to a country based on other factors such as the location of the Issuer's office, the location of the principal trading market for the Issuer's securities, or the country from where a majority of the Issuer's revenues are derived.

6 Consists of non-U.S. dollar denominated, fixed-income securities issued by an entity domiciled in the United States.

Portfolio of Investments

November 30, 2004

Foreign Currency Par Amount		Credit Rating	[1]	Value in U.S. Dollars
	BONDS--97.0%
	AUSTRALIAN DOLLAR--2.8%
	State/Provincial--2.8%
2,725,000	New South Wales, State of, Local Gov't. Guarantee, 6.50%, 5/1/2006	AAA/Aaa		$2,141,947
2,800,000	New South Wales, State of, Local Gov't. Guarantee, (Series 12RG), 6.00%, 5/1/2012	AAA		2,233,579
	TOTAL AUSTRALIAN DOLLARS			4,375,526
	BRITISH POUND--5.1%
	Sovereign--4.1%
1,200,000	United Kingdom, Government of, Bond, 5.00%, 3/7/2008	AAA/Aaa		2,332,368
2,100,000	United Kingdom, Government of, Treasury Bill, 5.00%, 3/7/2012	AAA/NR		4,116,160
	TOTAL			6,448,528
	Telecommunications & Cellular--1.0%
800,000	France Telecommunications, Unsub., (Series MTN1), 7.00%, 11/10/2005	BBB/Baa3		1,558,046
	TOTAL BRITISH POUND			8,006,574
	CANADIAN DOLLAR--1.0%
	Sovereign--1.0%
1,700,000	Canada, Government of, 5.25%, 6/1/2012	AAA/Aaa		1,524,501
	DANISH KRONE--0.9%
	Sovereign--0.9%
2,000,000	Denmark, Government of, 7.00%, 11/15/2007	AAA/Aaa		401,525
5,300,000	Denmark, Government of, Note, 4.00%, 8/15/2008	AAA/Aaa		984,853
	TOTAL DANISH KRONE			1,386,378
	EURO--51.4%
	Banking--4.4%
1,500,000	Hypovereinsbank LUX, 3.94788%, 12/18/2008	BBB/Baa1		2,050,055
3,600,000	Royal Bank of Scotland Group PLC, Bond, 6.77%, 3/31/2049	A/A1		4,851,731
	TOTAL			6,901,786
	Finance - Automotive--1.8%
2,000,000	General Motors Acceptance Corp., Note, (Series EMTN), 5.75%, 2/14/2006	BBB/A3		2,727,765
Foreign Currency Par Amount		Credit Rating	[1]	Value in U.S. Dollars
	BONDS--continued
	EURO--continued
	Financial Intermediaries--1.8%
2,100,000	Merrill Lynch & Co., Inc., 5.125%, 3/9/2005	A+/Aa3		$2,812,783
	Industrial Products & Equipment--2.9%
3,200,000	Tyco International Group SA, Company Guarantee, 6.125%, 4/4/2007	BBB/Baa3		4,555,013
	Oil & Gas--1.3%
1,400,000	Pemex Project Funding Master, (Series REGS), 7.75%, 8/2/2007	BBB-/Baa1		2,070,804
	Sovereign--35.0%
1,950,000	Finland, Government of, Note, 3.00%, 7/4/2008	AAA/Aaa		2,612,941
1,550,000	Finland, Government of, Sr. Unsub., 4.25%, 7/4/2015	AAA/Aaa		2,135,036
4,100,000	France, Government of, Bond, 4.75%, 10/25/2012	AAA/Aaa		5,894,499
2,250,000	France, Government of, O.A.T., 4.00%, 10/25/2009	AAA/Aaa		3,118,689
3,600,000	Germany, Government of, 4.25%, 1/4/2014	AAA/Aaa		4,986,074
2,500,000	Germany, Government of, 4.75%, 7/4/2028	AAA/Aaa		3,501,438
1,480,000	Germany, Government of, 5.25%, 1/4/2008	AAA/Aaa		2,116,236
2,770,000	Germany, Government of, Bond, 4.50%, 1/4/2013	AAA/Aaa		3,915,682
1,500,000	Germany, Government of, Bond, 4.75%, 7/4/2034			2,104,652
2,500,000	Germany, Government of, Bond, 5.00%, 7/4/2011	AAA/Aaa		3,640,864
3,500,000	Germany, Government of, Bond, 5.00%, 7/4/2012	AAA/Aaa		5,104,887
3,605,000	Germany, Government of, Bond, 5.50%, 1/4/2031	AAA/Aaa		5,600,230
900,000	Italy, Government of, Sr. Unsub., 5.00%, 8/1/2034	AA/Aa2		1,283,610
2,600,000	Italy, Government of, Sr. Unsub., 5.25%, 8/1/2017	AA/Aa2		3,873,085
3,200,000	Spain, Government of, Bond, 5.50%, 7/30/2017	AA+/Aaa		4,892,608
	TOTAL			54,780,531
	Supranational--0.7%
760,000	Corp Andina De Fomento, Unsub., 6.375%, 6/18/2009	A/A2		1,130,213
	Telecommunications & Cellular--3.5%
1,200,000	Deutsche Telekom International Finance BV, Company Guarantee, 6.375%, 7/11/2006	BBB+/Baa3		1,686,274
1,000,000	Royal KPN NV, Sub., (Series 4-1), 3.50%, 11/24/2005	BBB/Baa2		1,339,686
1,800,000	Telekomunikacja Polska S.A. Eurofinance BV, Company Guarantee, (Series EMTN), 6.625%, 3/1/2006	BBB/Baa2		2,510,386
	TOTAL			5,536,346
	TOTAL EURO			80,515,241
Foreign Currency Par Amount		Credit Rating	[1]	Value in U.S. Dollars
	BONDS--continued
	FRENCH FRANC--2.0%
	Finance - Automotive--2.0%
14,500,000	Ford Motor Credit Co., Note, 6.75%, 3/13/2006	BBB+/A3		$3,063,808
	JAPANESE YEN--31.8%
	Banking--12.4%
375,000,000	Bank Nederlandse Gemeenten, Sr. Unsub., 0.80%, 9/22/2008	AAA/Aaa		3,700,437
350,000,000	DePfa ACS Bank, Collateral Trust, 0.75%, 9/22/2008	AAA/Aaa		3,444,898
400,000,000	KFW International Finance, 1.75%, 3/23/2010	AAA/Aaa		4,104,373
400,000,000	OEK Oest. Kontrollbank, Gilt, 1.80%, 3/22/2010	AAA		4,114,480
400,000,000	Pfandbriefstelle der Oesterreichischen Landes & Hypothekenbanken, Sr. Unsub., (Series EMTN), 1.60%, 2/15/2011	AAA/Aaa		4,049,757
	TOTAL			19,413,945
	Finance--4.4%
175,000,000	AIG SunAmerica Institutional Funding II, (Series EMTN), 1.20%, 1/26/2005	AAA/Aaa		1,703,339
175,000,000	General Electric Capital Corp., (Series EMTN), 1.40%, 11/2/2006	AAA/Aaa		1,740,986
360,000,000	General Electric Capital Corp., Sr. Unsub., 0.10%, 12/20/2005	AAA/Aaa		3,498,367
	TOTAL			6,942,692
	Financial Intermediaries--2.6%
400,000,000	Eksportfinans, Bond, 1.80%, 6/21/2010	AA+/Aaa		4,104,373
	Pharmaceutical--1.9%
300,000,000	Pfizer, Inc., Bond, (Series INTL), 0.80%, 3/18/2008	AAA/Aaa		2,948,624
	Sovereign--5.2%
417,000,000	Italy, Government of, 0.65%, 3/20/2009	AA-/Aa2		4,079,630
400,000,000	Italy, Government of, Bond, 1.80%, 2/23/2010	AA-/Aa2		4,109,427
	TOTAL			8,189,057
	State/Provincial--2.0%
300,000,000	Ontario, Province of, Note, (Series EMTN), 1.875%, 1/25/2010	AA/Aa2		3,095,627
	Supranational--2.0%
300,000,000	Inter-American Development Bank, 1.90%, 7/8/2009	AAA/Aaa		3,100,292
	Telecommunications & Cellular--1.3%
200,000,000	Deutsche Telekom International Finance BV, Company Guarantee, 2.00%, 6/15/2005	BBB+/Baa3		1,966,278
	TOTAL JAPANESE YEN			49,760,888
Foreign Currency Par Amount or Principal Amount		Credit Rating	[1]	Value in U.S. Dollars
	BONDS--continued
	MEXICAN PESO--1.2%
	Sovereign--1.2%
24,000,000	Mexico, Government of, Bond, 8.00%, 12/19/2013	BBB-/Baa2		$1,847,207
	SWEDISH KRONA--0.8%
	Sovereign--0.8%
8,000,000	Sweden, Government of, Bond, 5.25%, 3/15/2011	AAA/Aaa		1,292,900
	TOTAL BONDS (IDENTIFIED COST $134,870,908)			151,773,023
	REPURCHASE AGREEMENT--0.8%
$1,301,000	Interest in $2,000,000,000 joint repurchase agreement with UBS Securities LLC, 2.08%, dated 11/30/2004, to be purchased at $1,301,075 on 12/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 8/15/2034, collateral market value $2,060,004,602 (at amortized cost)			1,301,000
	TOTAL INVESTMENTS--97.8% (IDENTIFIED COST $136,171,908) [2]			153,074,023
	OTHER ASSETS AND LIABILITIES - NET--2.2%			3,493,607
	TOTAL NET ASSETS-100%			$156,567,630

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 The cost of investments for federal tax purposes amounts to $136,938,401.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2004

Assets:
Total investments in securities, at value (identified cost $136,171,908)		$153,074,023
Cash denominated in foreign currency (identified cost $2,304,277)		2,314,542
Cash		833
Income receivable		2,796,804
Receivable for investments sold		1,939,628
Receivable for shares sold		1,033,122
TOTAL ASSETS		161,158,952
Liabilities:
Payable for investments purchased	$4,279,688
Payable for shares redeemed	160,124
Payable for foreign currency exchange contracts	493
Payable for distribution service fee (Note 5)	34,400
Payable for shareholder service fee (Note 5)	30,653
Accrued expenses	85,964
TOTAL LIABILITIES		4,591,322
Net assets for 12,512,351 shares outstanding		$156,567,630
Net Assets Consist of:
Paid-in capital		$136,252,981
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		17,080,728
Accumulated net realized loss on investments and foreign currency transactions		(5,149,660)
Undistributed net investment income		8,383,581
TOTAL NET ASSETS		$156,567,630
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($101,955,520 ÷ 8,071,716 shares outstanding), $0.0001 par value, 500,000,000 shares authorized		$12.63
Offering price per share (100/95.50 of $12.63) [1]		$13.23
Redemption proceeds per share		$12.63
Class B Shares:
Net asset value per share ($17,727,503 ÷ 1,439,176 shares outstanding), $0.0001 par value, 500,000,000 shares authorized		$12.32
Offering price per share		$12.32
Redemption proceeds per share (94.50/100 of $12.32) [1]		$11.64
Class C Shares:
Net asset value per share ($36,884,607 ÷ 3,001,459 shares outstanding), $0.0001 par value, 500,000,000 shares authorized		$12.29
Offering price per share (100/99.00 of $12.29) [1]		$12.41
Redemption proceeds per share (99.00/100 of $12.29) [1]		$12.17

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2004

Investment Income:
Interest			$4,595,823
Dividends (received from affiliated issuers) (Note 5)			112
TOTAL INCOME			4,595,935
Expenses:
Investment adviser fee (Note 5)		$1,056,422
Administrative personnel and services fee (Note 5)		230,002
Custodian fees		51,907
Transfer and dividend disbursing agent fees and expenses (Note 5)		128,186
Directors'/Trustees' fees		5,795
Auditing fees		19,016
Legal fees		6,379
Portfolio accounting fees		57,437
Distribution services fee--Class A Shares (Note 5)		233,929
Distribution services fee--Class B Shares (Note 5)		121,395
Distribution services fee--Class C Shares (Note 5)		233,240
Shareholder services fee--Class A Shares (Note 5)		233,929
Shareholder services fee--Class B Shares (Note 5)		40,465
Shareholder services fee--Class C Shares (Note 5)		77,747
Share registration costs		52,185
Printing and postage		41,253
Insurance premiums		8,866
Taxes		7,313
Interest Expense		1,002
Miscellaneous		2,211
TOTAL EXPENSES		2,608,679
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(740,518)
Waiver of administrative personnel and services fee	(43,591)
Waiver of transfer and dividend disbursing agent fees and expenses	(3,654)
Waiver of distribution services fee--Class A Shares	(205,858)
TOTAL WAIVERS AND REIMBURSEMENT		(993,621)
Net expenses			1,615,058
Net investment income			2,980,877
Realized and Unrealized Gain on Investments, Options and Foreign Currency:
Net realized gain on investments, options and foreign currency transactions			5,785,659
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			9,737,274
Net realized and unrealized gain on investments, options and foreign currency			15,522,933
Change in net assets resulting from operations			$18,503,810

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,980,877	$2,203,798
Net realized gain on investments, options and foreign currency transactions	5,785,659	7,320,909
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	9,737,274	4,944,860
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	18,503,810	14,469,567
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(5,723,276)	(1,837,909)
Class B Shares	(1,030,474)	(464,315)
Class C Shares	(1,563,016)	(304,888)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,316,766)	(2,607,112)
Share Transactions:
Proceeds from sale of shares	83,303,594	169,801,029
Net asset value of shares issued to shareholders in payment of distributions declared	4,597,074	1,283,996
Cost of shares redeemed	(69,375,488)	(104,029,088)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	18,525,180	67,055,937
Change in net assets	28,712,224	78,918,392
Net Assets:
Beginning of period	127,855,406	48,937,014
End of period (including undistributed net investment income of $8,383,581 and $8,287,489, respectively)	$156,567,630	$127,855,406

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2004

1. ORGANIZATION

Federated International Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated International Bond Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. The primary investment objective of the Fund is to obtain a total return on its assets.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed-income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gain and Losses Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At November 30, 2004, the Fund had outstanding foreign currency exchange contracts as follows:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Contracts at Value	Unrealized Depreciation
Contracts Bought:
12/1/2004	23,836 Euros	$ 31,678	$ 31,603	$ (75)
12/1/2004	225,955 Euros	$300,000	$299,582	(418)
NET UNREALIZED DEPRECIATION				$(493)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FC) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

Year Ended November 30	2004		2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,962,902	$57,679,432	12,139,785	$134,782,943
Shares issued to shareholders in payment of distributions declared	272,571	3,088,224	82,941	819,530
Shares redeemed	(4,709,494)	(54,245,929)	(8,023,644)	(88,539,796)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	525,979	$6,521,727	4,199,082	$47,062,677

Year Ended November 30	2004		2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	545,993	$6,237,015	1,213,910	$13,035,941
Shares issued to shareholders in payment of distributions declared	57,330	638,088	32,350	315,092
Shares redeemed	(558,722)	(6,297,739)	(808,163)	(8,708,078)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	44,601	$577,364	438,097	$4,642,955

Year Ended November 30	2004		2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,703,062	$19,387,147	2,021,090	$21,982,145
Shares issued to shareholders in payment of distributions declared	78,447	870,762	15,368	149,374
Shares redeemed	(784,904)	(8,831,820)	(623,733)	(6,781,214)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	996,605	$11,426,089	1,412,725	$15,350,305
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,567,185	$18,525,180	6,049,904	$67,055,937

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, reclass of gain/loss on foreign currency exchange contracts, reclass of option gain/loss to ordinary income and discount accretion/premium amortization on debt securities.

For the year ended November 30, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gains
$5,431,981	$(5,431,981)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2004 and 2003, was as follows:

	2004	2003
Ordinary income [1]	$8,316,766	$2,607,112

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of November 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$8,391,717
Net unrealized appreciation	$16,314,235
Capital loss carryforward	$4,391,303

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the tax deferral of losses on wash sales and discount accretion/premium amortization on debt securities.

At November 30, 2004, the cost of investments for federal tax purposes was $136,938,401. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $16,135,622. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,349,698 and net unrealized depreciation from investments for those securities having an excess of cost over value of $214,076.

At November 30, 2004, the Fund had a capital loss carryforward of $4,391,303 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 3,008,740
2009	$1,210,965
2010	$ 171,598

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company (FIMCO), the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. Prior to January 1, 2004, the Fund's investment adviser was Federated Global Investment Management Corp. (FGIMC). The fee received by FGIMC was identical to that received by FIMCO. FIMCO and FGIMC may voluntary choose to waive any portion of their fees. FIMCO and FGIMC can modify or terminate this voluntary waiver at any time at their sole discretion. For the year ended November 30, 2004, the fees paid to FIMCO and FGIMC were $292,924 and $22,980, respectively, after voluntary waiver, if applicable.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Fund's Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investments in this fund are recorded as income in the accompanying financial statements and totaled $112 for the period.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the year ended November 30, 2004, FSC retained $28,646 in sales charges from the sale of Class A Shares. FSC also retained $3,049 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004 Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type, and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $55,712, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $7,208, after voluntary waiver, if applicable.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended November 30, 2004, were as follows:

Purchases	$122,509,762
Sales	$108,110,152

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 2004, the diversification of countries was as follows:

Country	Percentage of Net Assets
Germany, Federal Republic of	19.8%
United States	15.4%
Italy	8.5%
Netherlands	7.2%
United Kingdom	7.1%
France	6.8%
Austria	5.2%
Luxembourg	4.4%
Spain	3.1%
Canada	3.0%
Finland	2.9%
Australia	2.8%
Norway	2.6%
Ireland	2.2%
Japan	2.0%
Mexico	1.2%
Cayman Islands	1.1%
Denmark	0.9%
Sweden	0.8%

8. LINE OF CREDIT

The Corporation entered into a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of November 30, 2004, there were no outstanding loans. During the year ended November 30, 2004, the maximum outstanding borrowing was $3,071,000. The Fund had an average outstanding daily balance of $1,092,333 with a high and low interest rate of 2.31% and 1.50%, respectively, representing only the days LOC was utilized. Interest expense totaled $1,002 for the year ended November 30, 2004.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein, Shapiro, Morin, & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED INTERNATIONAL SERIES, INC. AND
SHAREHOLDERS OF FEDERATED INTERNATIONAL BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated International Bond Fund (the "Fund") (one of the portfolios constituting Federated International Series, Inc.) as of November 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated International Bond Fund of Federated International Series, Inc. at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
January 12, 2005

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Corporation comprised two portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: March 1984	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: January 2000	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 2000	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: May 1992	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT Began serving: June 1995	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: May 1992	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: January 2003	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Robert M. Kowit Birth Date: June 27, 1945 VICE PRESIDENT Began serving: November 1999	Robert M. Kowit has been the Fund's Portfolio Manager since December 1995. He is Vice President of the Corporation. Mr. Kowit joined Federated in 1995 as a Senior Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President/Portfolio Manager of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in finance.

Uri D. Landesman Birth Date: November 23, 1961 VICE PRESIDENT Began serving: May 2003	Uri. D. Landesman has been the Fund's Portfolio Manager since May 2003. He is Vice President of the Corporation. He joined Federated in February 2003 as a Senior Portfolio Manager and is a Senior Vice President of the Fund's Adviser. Mr. Landesman served as Principal/Portfolio Manager of Arlington Capital Management from July 2001 to February 2003, and as Principal/Chief Investment Officer of Aaron Fleck & Associates, LLC/A.F.A. Management Partners, L.P. from April 1999 through June 2001. Mr. Landesman was a Vice President, Lead Portfolio Manager with J.P. Morgan Investment Management from February 1997 through March 1999. He received his B.A. from Yeshiva College, Yeshiva University.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated International Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420G408
Cusip 31420G507
Cusip 31420G606

3010401 (1/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated International Equity Fund

Established 1984

A Portfolio of Federated International Series, Inc.

21ST ANNUAL SHAREHOLDER REPORT

November 30, 2004

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,
	2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$14.51		$12.14		$14.92		$22.14		$29.16
Income From Investment Operations:
Net investment income (loss)	(0.03	) [1]	0.04	[1]	(0.01	) [1]	0.02	[1]	(0.03	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.50		2.33		(2.77)		(5.60)		(3.58)
TOTAL FROM INVESTMENT OPERATIONS	2.47		2.37		(2.78)		(5.58)		(3.61)
Less Distributions:
Distributions from Net Investment Income	(0.01)		--		--		--		--
Distributions from net realized gain on investments and foreign currency transactions	--		--		--		(1.64)		(3.41)
TOTAL DISTRIBUTIONS	(0.01)		--		--		(1.64)		(3.41)
Net Asset Value, End of Period	$16.97		$14.51		$12.14		$14.92		$22.14
Total Return [2]	17.02	% [3]	19.52%		(18.63)%		(27.32)%		(14.69)%

Ratios to Average Net Assets:
Expenses	1.82	% [4]	1.79	% [4]	1.72	% [4]	1.60%		1.54%
Net investment income (loss)	(0.19)%		0.35%		(0.05)%		0.10%		(0.11)%
Expense waiver/reimbursement [5]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$219,439		$210,332		$264,843		$349,203		$486,558
Portfolio turnover	74%		150%		103%		225%		283%
Redemption fees consisted of the following per share amounts	$0.00	[7]	--		--		--		--

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.07% on the total return (Note 5).

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.82%, 1.79%, and 1.72% for the years ended November 30, 2004, November 30, 2003, and November 30, 2002, respectively, after taking into account these expense reductions.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

7 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,
	2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$13.30		$11.22		$13.89		$20.86		$27.87
Income From Investment Operations:
Net investment loss	(0.14	) [1]	(0.04	) [1]	(0.10	) [1]	(0.11	) [1]	(0.22	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.28		2.12		(2.57)		(5.22)		(3.38)
TOTAL FROM INVESTMENT OPERATIONS	2.14		2.08		(2.67)		(5.33)		(3.60)
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--		--		--		(1.64)		(3.41)
Net Asset Value, End of Period	$15.44		$13.30		$11.22		$13.89		$20.86
Total Return [2]	16.09	% [3]	18.54%		(19.22)%		(27.84)%		(15.41)%

Ratios to Average Net Assets:
Expenses	2.57	% [4]	2.54	% [4]	2.47	% [4]	2.35%		2.29%
Net investment loss	(0.95)%		(0.40)%		(0.79)%		(0.64)%		(0.85)%
Expense waiver/reimbursement [5]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$39,549		$39,772		$41,084		$64,928		$97,339
Portfolio turnover	74%		150%		103%		225%		283%
Redemption fees consisted of the following per share amounts	$0.00	[7]	--		--		--		--

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return (Note 5).

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.57%, 2.54%, and 2.47% for the years ended November 30, 2004, November 30, 2003, and November 30, 2002, respectively, after taking into account these expense reductions.

5 This voluntary expense decrease is reflected in both the expense and the net investment loss ratios shown above.

6 Represents less than 0.01%.

7 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,
	2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$13.12		$11.06		$13.70		$20.59		$27.50
Income From Investment Operations:
Net investment loss	(0.13	) [1]	(0.04	) [1]	(0.10	) [1]	(0.10	) [1]	(0.21	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.25		2.10		(2.54)		(5.15)		(3.29)
TOTAL FROM INVESTMENT OPERATIONS	2.12		2.06		(2.64)		(5.25)		(3.50)
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--		--		--		(1.64)		(3.41)
Net Asset Value, End of Period	$15.24		$13.12		$11.06		$13.70		$20.59
Total Return [2]	16.16	% [3]	18.63%		(19.27)%		(27.81)%		(15.24)%

Ratios to Average Net Assets:
Expenses	2.57	% [4]	2.54	% [4]	2.47	% [4]	2.35%		2.29%
Net investment loss	(0.98)%		(0.40)%		(0.79)%		(0.64)%		(0.82)%
Expense waiver/reimbursement [5]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$64,211		$66,305		$56,214		$67,125		$73,717
Portfolio turnover	74%		150%		103%		225%		283%
Redemption fees consisted of the following per share amounts	$0.00	[7]	--		--		--		--

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return (Note 5).

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.57%, 2.54%, and 2.47% for the years ended November 30, 2004, November 30, 2003, and November 30, 2002, respectively, after taking into account these expense reductions.

5 This voluntary expense decrease is reflected in both the expense and the net investment loss ratios shown above.

6 Represents less than 0.01%.

7 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charge (loads) on purchase or redemption payments; and redemption/exchange fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2004	Ending Account Value 11/30/2004	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,083.50	$ 8.91
Class B Shares	$1,000	$1,078.90	$12.79
Class C Shares	$1,000	$1,079.30	$12.79
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.45	$ 8.62
Class B Shares	$1,000	$1,012.70	$12.38
Class C Shares	$1,000	$1,012.70	$12.38

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	1.71%
Class B Shares	2.46%
Class C Shares	2.46%

Management's Discussion of Fund Performance

The fund's total returns, for the 12-month reporting period ended November 30, 2004, based on net asset value, for Class A, Class B, and Class C Shares were 17.02%, 16.09%, and 16.16% respectively. The fund underperformed its benchmark, the Morgan Stanley Capital International Europe, Australasia, and Far East Growth Index (MSCI-EAFE GI), 1 which had a total return of 19.07% for the same period.

As the benchmark outperformed a majority of the funds in its peer group, this performance put the fund solidly into the second quartile of its Lipper International Funds 2 peer group.

The greatest positive contributor to performance came from the fund's stock selection in the Information Technology sector, where investments in Nokia , which we avoided during its collapse and then bought it at the bottom, and Taiwanese component player Nanyatech led the way. We were also helped by both stock selection and overweight position in the Energy sector, most particularly in the Russian national natural gas company Gazprom ..

Performance was hindered by being underweight in the Australian market, although the fund almost made up for it by owning similar companies in Canada, by stock selection in the Industrial sector, particularly in Japan, and some of our stock picks in the diversified Financials sub sector, most notably our investment in United Kingdom-based asset manager Amvescap ..

Currency moves played a large part in the performance of the Fund and in our stock selection during 2004. We believed, correctly, as it turned out, that the dollar would weaken throughout the reporting period vs. the Euro and the Yen. As such, we overweighted domestic plays in those markets and underweighted their major exporters. The value of the fund obviously benefited by having most of its money invested locally, which gave us a currency appreciation when translated back into U.S. dollars. We were overweight in energy stocks throughout the reporting period due to the strong price of the commodity, and were very overweight in metals stocks throughout the reporting period because of our correct opinion that the raw materials would appreciate in price.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400.

1 The MSCI-EAFE GI is a standard, unmanaged foreign securities index representing a subset of the MSCI Global Growth Index designed to measure developed market equity performance, excluding the United States and Canada. The MSIC-EAFE GI seeks to measure developed market securities classified as growth by MSCI. MSIC- EAFE GI returns are denominated in U.S. dollars. Investments cannot be made in an index.

2 Lipper figures represent the average of total returns reported by all mutual funds designated by Lipper, Inc. as falling into the category indicated. Lipper returns do not take sales charges into account.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated International Equity Fund (Class A Shares) (the "Fund") from November 30, 1994 to November 30, 2004 compared to the Morgan Stanley Capital International Europe, Australasia, and Far East Growth Index (MSCI-EAFE GI). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2004
1 Year	10.62%
5 Years	(7.79)%
10 Years	3.99%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund. As of October 1, 1994, the maximum sales charge was 5.50%. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-EAFE GI has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The MSCI-EAFE GI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows. Indexes are unmanaged and it is not possible to invest directly in an index.

3 Total return quoted reflects all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated International Equity Fund (Class B Shares) (the "Fund") from November 30, 1994 to November 30, 2004 compared to the Morgan Stanley Capital International Europe, Australasia, and Far East Growth Index (MSCI-EAFE GI). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2004
1 Year	10.59%
5 Years	(7.77)%
10 Years	3.89%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending of the Fund does not reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-EAFE GI has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The MSCI-EAFE GI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows. Indexes are unmanaged and it is not possible to invest directly in an index.

3 Total return quoted reflects all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated International Equity Fund (Class C Shares) (the "Fund") from November 30, 1994 to November 30, 2004 compared to the Morgan Stanley Capital International Europe, Australasia, and Far East Growth Index (MSCI-EAFE GI). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2004
1 Year	14.03%
5 Years	(7.59)%
10 Years	3.68%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and the maximum contingent deferred sales charge of 1.00%.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-EAFE GI has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The MSCI-EAFE GI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows. Indexes are unmanaged and it is not possible to invest directly in an index.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments Summary Tables

At November 30, 2004 the Fund's portfolio composition 1 was as follows:

Country	Percentage of Total Net Assets
United Kingdom	22.6%
Japan	18.8%
Germany	11.9%
France	10.8%
Switzerland	8.4%
Taiwan	3.8%
Canada	3.4%
Finland	2.5%
United States	1.9%
Netherlands	1.8%
Italy	1.7%
Russia	1.7%
Hong Kong	1.5%
Mexico	1.4%
Singapore	1.3%
Guernsey	1.2%
Ireland	1.1%
Spain	1.1%
Denmark	1.0%
Cash Equivalents [2]	3.6%
Other Assets and Liabilities--Net [3]	(1.5)%
TOTAL	100.0%

1 Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.

2 Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.

3 See Statement of Assets and Liabilities.

At November 30, 2004 the Fund's sector classification composition 4 was as follows:

Sector Classification	Percentage of Total Net Assets
Information Technology	14.8%
Financials	14.0%
Industrials	11.8%
Materials	11.4%
Consumer Staples	10.5%
Consumer Discretionary	10.0%
Healthcare	10.0%
Telecommunications Services	8.6%
Energy	5.5%
Utilities	1.3%
Cash Equivalents [2]	3.6%
Other Assets and Liabilities--Net [3]	(1.5)%
TOTAL	100.0%

4 Except for cash equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System except that the Adviser assigns an index classification to securities not classified by the Global Industry Classification System and to securities for which the Adviser does not have access to the classification made by the Global Industry Classification System.

Portfolio of Investments

November 30, 2004

Shares			Value in U.S. Dollars
		COMMON STOCKS--97.9%
		Canada--3.4%
80,600		Alcan, Inc.	$4,110,600
141,300	[1]	Glamis Gold Ltd.	2,875,455
188,400		Placer Dome, Inc.	4,052,484
		TOTAL	11,038,539
		Denmark--1.0%
299,000		GN Store Nord AS	3,089,672
		Finland--2.5%
255,500		Nokia Oyj	4,157,614
247,300		Stora Enso Oyj, Class R	3,951,850
		TOTAL	8,109,464
		France--10.8%
220,200		AXA	5,158,163
51,300		BNP Paribas SA	3,566,900
92,000		Dassault Systemes SA	4,768,842
127,200		France Telecommunications	3,995,974
69,300		Schneider Electric SA	4,813,837
38,755		Total SA, Class B	8,485,808
135,200		Veolia Environnement	4,265,268
		TOTAL	35,054,792
		Germany, Federal Republic of--11.9%
114,100		Bayer AG	3,616,294
230,900		Deutsche Post AG	4,871,612
433,800	[1]	Deutsche Telekom AG, Class REG	9,215,909
44,100		SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung)	7,882,632
59,800		Schering AG	4,257,283
106,800		Siemens AG	8,554,609
		TOTAL	38,398,339
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Guernsey--1.2%
147,500	[1]	Amdocs Ltd.	$3,812,875
		Hong Kong--1.5%
258,000	[1]	China Netcom Group Corp. (Hong Kong) Ltd.	310,244
461,000		Sun Hung Kai Properties	4,580,059
		TOTAL	4,890,303
		Ireland--1.1%
129,700	[1]	Elan Corp. PLC, ADR	3,424,080
		Italy--1.7%
179,700		Assicurazioni Generali SPA	5,540,139
		Japan--18.8%
1,300		Dentsu, Inc.	3,562,682
71,300		Fanuc Ltd.	4,455,384
453,000		Hitachi Ltd.	2,936,356
64,600		Honda Motor Co. Ltd.	3,095,024
28,500		Hoya Corp.	2,969,096
424,000		Matsushita Electric Industrial Co.	6,308,494
903,000	[1]	Mitsubishi Electric Corp.	4,431,633
800		Mitsubishi Tokyo Financial Group, Inc.	7,580,175
99,500		Secom Co. Ltd.	3,935,520
80,300		Seiko Epson Corp.	3,285,355
175,000		Seven-Eleven Japan	5,340,136
299,000		Sharp Corp.	4,803,178
916,000		Sumitomo Chemical Co.	4,566,647
96,000		Yamanouchi Pharmaceutical Co. Ltd.	3,507,872
		TOTAL	60,777,552
		Mexico--1.4%
75,300		Grupo Televisa S.A., GDR	4,688,931
		Netherlands--1.8%
387,400	[1]	ASM Lithography Holding NV	5,943,432
		Russia--1.7%
148,900		Gazprom, ADR	5,635,865
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Singapore--1.3%
532,000		Oversea-Chinese Banking Corp. Ltd.	$4,352,801
		Spain--1.1%
146,100		Repsol YPF SA	3,562,226
		Switzerland--8.4%
126,600		Compagnie Financiere Richemont AG	3,848,987
94,400	[1]	Credit Suisse Group	3,681,741
56,000		Holcim Ltd.	3,208,564
59,900		Lonza AG	3,237,554
27,500		Nestle SA	7,057,778
59,425		Roche Holding AG	6,256,910
		TOTAL	27,291,534
		Taiwan, Province of China--3.8%
1,961,437		Asustek Computer, Inc.	4,536,698
5,073,000	[1]	Nanya Technology Corp.	3,653,946
2,701,298	[1]	Taiwan Semiconductor Manufacturing Co.	3,966,824
		TOTAL	12,157,468
		Thailand--0.0%
11		Siam City Bank Public Co. Ltd.	7
		United Kingdom--22.6%
711,400		Amvescap PLC	4,360,893
532,100		Diageo PLC	7,443,878
561,239		GlaxoSmithKline PLC	11,809,461
1,407,600		Hays PLC	3,255,064
225,400		Reckitt Benckiser PLC	6,646,833
245,800		Rio Tinto PLC	7,201,433
207,847		Royal Bank of Scotland PLC, Edinburgh	6,387,409
275,000		Smiths Industries	4,023,211
1,279,000		Tesco PLC	7,369,750
5,277,227		Vodafone Group PLC	14,321,517
		TOTAL	72,819,449
Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS--continued
		United States--1.9%
332,028		News Corp., Inc.	$6,006,387
		TOTAL COMMON STOCKS (IDENTIFIED COST $252,317,780)	316,593,855
		REPURCHASE AGREEMENT--3.6%
$11,849,000		Interest in $2,000,000,000 joint repurchase agreement with UBS Securities LLC, 2.08%, dated 11/30/2004 to be repurchased at $11,849,685 on 12/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 8/15/2034, collateral market value $2,060,004,602 (at amortized cost)	11,849,000
		TOTAL INVESTMENTS--101.5% (IDENTIFIED COST $264,166,780) [2]	328,442,855
		OTHER ASSETS AND LIABILITIES - NET--(1.5)%	(5,244,513)
		TOTAL NET ASSETS--100%	$323,198,342

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $265,013,470.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depository Receipt
LLC	--Limited Liability Corporation
PLC	--Public Limited Company
SA	--Support Agreement
SPA	--Standby Purchase Agreement

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2004

Assets:
Total investments in securities, at value (identified cost $264,166,780)		$328,442,855
Cash		17,608
Cash denominated in foreign currencies (identified cost $303,799)		308,907
Income receivable		914,028
Receivable for investments sold		600
Receivable for shares sold		236,240
TOTAL ASSETS		329,920,238
Liabilities:
Payable for investments purchased	$4,858,938
Payable for shares redeemed	1,051,656
Payable for transfer and dividend disbursing agent fee and expenses	489,319
Payable for distribution services fee (Note 5)	63,292
Payable for shareholder services fee (Note 5)	65,637
Payable for foreign currency exchange contracts	3,121
Accrued expenses	189,933
TOTAL LIABILITIES		6,721,896
Net assets for 19,705,754 shares outstanding		$323,198,342
Net Assets Consist of:
Paid in capital		$488,463,707
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		64,336,318
Accumulated net realized loss on investments and foreign currency transactions		(229,601,681)
Accumulated net investment income (loss)		(2)
TOTAL NET ASSETS		$323,198,342
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($219,438,744 ÷ 12,931,301 shares outstanding), $0.0001 par value, 500,000,000 shares authorized		$16.97
Offering price per share (100/94.50 of $16.97) [1]		$17.96
Redemption proceeds per share (98/100 of $16.97) [1]		$16.36
Class B Shares:
Net asset value per share ($39,548,893 ÷ 2,561,218 shares outstanding), $0.0001 par value, 500,000,000 shares authorized		$15.44
Offering price per share		$15.44
Redemption proceeds per share (92.50/100 of $15.44) [1]		$14.28
Class C Shares:
Net asset value per share ($64,210,705 ÷ 4,213,235 shares outstanding), $0.0001 par value, 500,000,000 shares authorized		$15.24
Offering price per share (100/99.00 of $15.24) [1]		$15.39
Redemption proceeds per share (97.00/100 of $15.24) [1]		$14.78

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2004

Investment Income:
Dividends (including $55,497 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $688,422)			$5,160,375
Expenses:
Investment adviser fee (Note 5)		$3,183,153
Administrative personnel and services fee (Note 5)		254,895
Custodian fees		157,153
Transfer and dividend disbursing agent fees and expenses (Note 5)		1,113,063
Directors'/Trustees' fees		7,233
Auditing fees		19,416
Legal fees		6,435
Portfolio accounting fees (Note 5)		76,385
Distribution services fee--Class B Shares (Note 5)		300,972
Distribution services fee--Class C Shares (Note 5)		468,194
Shareholder services fee--Class A Shares (Note 5)		539,400
Shareholder services fee--Class B Shares (Note 5)		100,324
Shareholder services fee--Class C Shares (Note 5)		156,065
Share registration costs		50,373
Printing and postage		116,400
Insurance premiums		9,992
Taxes		13,150
Interest expense		2,431
Miscellaneous		7,041
TOTAL EXPENSES		6,582,075
Waiver, Reimbursement and Expense Reduction (Note 5):
Reimbursement of investment adviser fee	$(316)
Waiver of administrative personnel and services fee	(12,339)
Fees paid indirectly from directed brokerage arrangements	(12,644)
TOTAL WAIVER, REIMBURSEMENT AND EXPENSE REDUCTION		(25,299)
Net expenses			6,556,776
Net investment Income (Loss)			(1,396,401)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (net of foreign taxes withheld of $146,829)			38,343,602
Net increase due to reimbursement from adviser (Note 5)			41,291
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			12,015,961
Net realized and unrealized gain on investments and foreign currency transactions			50,400,854
Change in net assets resulting from operations			$49,004,453

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(1,396,401)	$438,846
Net realized gain (loss) on investments and foreign currency transactions	38,343,602	(4,221,937)
Net increase due to reimbursement from Adviser (Note 5)	41,291
Net change in unrealized appreciation/ depreciation of investments and translation of assets and liabilities in foreign currency	12,015,961	61,519,954
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	49,004,453	57,736,863
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(122,271)	--
Share Transactions:
Proceeds from sale of shares	95,157,998	880,468,663
Net asset value of shares issued to shareholders in payment of distributions declared	92,429	--
Cost of shares redeemed	(137,343,619)	(983,937,900)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(42,093,192)	(103,469,237)
Change in net assets	6,788,990	(45,732,374)
Net Assets:
Beginning of period	316,409,352	362,141,726
End of period (including undistributed net investment income of $0 and $116,238, respectively)	$323,198,342	$316,409,352

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2004

1. ORGANIZATION

Federated International Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated International Equity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio is presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. The investment objective of the Fund is to obtain a total return on its assets.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed-income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution fees and shareholder services fee. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At November 30, 2004, the Fund had outstanding foreign currency commitments as follows:

Settlement Date	Contracts to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contracts Sold:
12/1/2004	86,214 EURO Dollars	$113,293	$114,306	$(1,013)
12/1/2004	57,441 British Pound Sterling	$ 107,714	$109,552	$(1,838)
12/1/2004	3,272,484 Japanese Yen	$ 31,488	$ 31,758	$ (270)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(3,121)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FC) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

Year Ended November 30	2004		2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,304,907	$67,501,490	73,281,752	$841,355,158
Shares issued to shareholders in payment of distributions declared	6,037	$92,429	--	--
Shares redeemed	(5,878,290)	(91,389,017)	(80,596,273)	(936,930,594)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,567,346)	$(23,795,098)	(7,314,521)	$(95,575,436)

Year Ended November 30	2004		2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	321,976	$4,609,686	251,998	$2,967,945
Shares redeemed	(751,268)	(10,750,361)	(924,789)	(10,156,609)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(429,292)	$(6,140,675)	(672,791)	$(7,188,664)

Year Ended November 30	2004		2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,629,704	$23,046,822	3,327,066	$36,145,560
Shares redeemed	(2,471,870)	(35,204,241)	(3,354,163)	(36,850,697)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(842,166)	$(12,157,419)	(27,097)	$(705,137)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,838,804)	$(42,093,192)	(8,014,409)	$(103,469,237)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions and net operating losses.

For the year ended November 30, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Loss
$(1,757,685)	$1,402,432	$355,253

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2004 and 2003, was as follows:

	2004	2003
Ordinary income [1]	$122,271	$-

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of November 30, 2004, the components of distributable earnings on a tax basis were as follows:

Unrealized appreciation	$63,489,628
Capital loss carryforward	$228,754,989

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is due to the tax deferral of losses on wash sales.

At November 30, 2004, the cost of investments for federal tax purposes was $265,013,470. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $63,429,385. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $64,249,157 and net unrealized depreciation from investments for those securities having an excess of cost over value of $819,772.

At November 30, 2004, the Fund had a capital loss carryforward of $228,754,989 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$ 506,423
2009	$136,877,812
2010	$ 84,265,416
2011	$ 7,105,338

As a result of the tax-free transfer of assets from IAI International Fund certain capital loss carryforwards listed previously may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. the Fund's investment adviser (the "Adviser") receives for its services and annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investments in this fund are recorded as income in the accompanying financial statements and totaled $55,497 for the period.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the year ended November 30, 2004, FSC retained $13,012 in sales charges from the sale of Class A Shares. FSC also retained $1 of contingent deferred sales charges relating to redemptions of Class A Shares and $316 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Redemption Fees

Effective May 15, 2004, the Fund began imposing a 2.00% redemption fee to shareholders of the Fund's Class A Shares who redeem shares held for 90 days or less. Effective August 1, 2004, the Fund began imposing a 2.00% redemption fee to shareholders of the Fund's Class B Shares and Class C Shares who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Investment Program, will not be subject to redemption fee. All redemption fees are recorded by the Fund as paid-in capital. For the year ended November 30, 2004, redemption fees for Class A Shares, Class B Shares, and Class C Shares amounted to $806, $42, and $68, respectively.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004 Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type, and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $479,970, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $9,626, after voluntary waiver, if applicable.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended November 30, 2004, the Fund's expenses were reduced by $12,644 under these arrangements.

Other

Federated has retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Trustees of the Fund have retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser made a contribution to the Fund of $41,291. The total amount relates to a contribution to Paid-in Capital for detrimental impact to the Fund from frequent trading activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing times.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended November 30, 2004, were as follows:

Purchases	$233,174,450
Sales	$276,277,801

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 2004, the diversification of sectors was as follows:

Sector	Percentage of Net Assets
Information Technology	14.8%
Financials	14.0%
Industrials	11.8%
Materials	11.4%
Consumer Staples	10.5%
Healthcare	10.0%
Consumer Discretionary	10.0%
Telecommunication Services	8.6%
Energy	5.5%
Repurchase Agreement	3.6%
Utilities	1.3%

8. LINE OF CREDIT

The Corporation entered into a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of November 30, 2004, there were no outstanding loans. During the year ended November 30, 2004, the maximum outstanding borrowing was $4,395,000. The Fund had an average outstanding daily balance of $2,294,000 with a high and low interest rate of 2.25% and 2.06%, respectively, representing only the days the LOC was utilized. Interest expense totaled $2,431 for the year ended November 30, 2004.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein, Shapiro, Morin, & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. FEDERAL TAX INFORMATION (UNAUDITED)

If the Fund meets the requirements of Section 853 of the Internal Revenue Code of 1986, as amended, the Fund will pass through to its shareholders credits for foreign taxes paid.

For the fiscal year ended November 30, 2004, the Fund derived $6,929,304 of gross income from foreign sources and paid foreign taxes of $851,430.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED INTERNATIONAL SERIES, INC. AND SHAREHOLDERS OF FEDERATED INTERNATIONAL EQUITY FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated International Equity Fund (the "Fund") (one of the portfolios constituting Federated International Series, Inc.) as of November 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated International Equity Fund of Federated International Series, Inc. at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP Boston, Massachusetts
January 12, 2005

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2003, the Corporation comprised two portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: March 1984	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: January 2000	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 2000	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: May 1992	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT Began serving: June 1995	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: May 1992	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: January 2003	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable, fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Robert M. Kowit Birth Date: June 27, 1945 VICE PRESIDENT Began serving: November 1999	Robert M. Kowit has been the Fund's Portfolio Manager since December 1995. He is Vice President of the Corporation. Mr. Kowit joined Federated in 1995 as a Senior Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President/Portfolio Manager of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in finance.

Uri D. Landesman Birth Date: November 23, 1961 VICE PRESIDENT Began serving: May 2003	Uri. D. Landesman has been the Fund's Portfolio Manager since May 2003. He is Vice President of the Corporation. He joined Federated in February 2003 as a Senior Portfolio Manager and is a Senior Vice President of the Fund's Adviser. Mr. Landesman served as Principal/Portfolio Manager of Arlington Capital Management from July 2001 to February 2003, and as Principal/Chief Investment Officer of Aaron Fleck & Associates, LLC/A.F.A. Management Partners, L.P. from April 1999 through June 2001. Mr. Landesman was a Vice President, Lead Portfolio Manager with J.P. Morgan Investment Management from February 1997 through March 1999. He received his B.A. from Yeshiva College, Yeshiva University.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated International Equity Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420G101
Cusip 31420G200
Cusip 31420G309

G00267-01 (1/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for
Principal Executive and Financial Officers") that applies to the registrant's Principal
Executive Officer and Principal Financial Officer; the registrant's Principal Financial
Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for
Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit Committee is an
"audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit Committee consists of the following Board members:
Thomas G. Bigley, John T. Conroy, Jr., Nicholas P. Constantakis and Charles F. Mansfield,
Jr.

Item 4.     Principal Accountant Fees and Services

            (a)   Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $36,968

                  Fiscal year ended 2003 - $36,000

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $16,500 and $0 respectively.  Fiscal year ended 2004 - Sarbanes Oxley sec. 302 procedures.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the
Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its Chairman.  The
Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the
Audit Committee, the Audit Committee may grant general pre-approval for other Audit
Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit
Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)   The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;
(2)   Such services were not recognized by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and
(3)   Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit
                  Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the
Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the
SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
Regulation S-X:

                  4(b)

                  Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2004 - $299,575

                  Fiscal year ended 2003 - $197,212

(h)         The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
            Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and
            Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal quarter that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated International Series, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        January 24, 2005

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        January 24, 2005

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        January 24, 2005